Independent Accountants’ Report on Applying Agreed-Upon Procedures

Cazenovia Creek Investment Management LLC
Caz Creek Tax Lien Fund, LLC (together, the “Company”)

Re: Cazenovia Creek Funding I, LLC, Class A and Class B Series 2015-1 Notes

We have performed the procedures described below, which were agreed to by the Company, solely to assist the Company with certain information pertaining to the tax liens which we were informed are intended to be included as collateral in the offering of the Cazenovia Creek Funding I, LLC, Class A and Class B Series 2015-1 Notes (the “Notes”). The Company is responsible for the information set forth in the Initial Data File (defined below).  This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of these procedures is solely the responsibility of the Company.  Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted.  Such compared information was deemed to be in agreement if differences were attributable to rounding.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted.  Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•	The phrase “County Assessor’s Websites” means the listing of websites provided by the Company, included as Exhibit A attached hereto.

•
The phrase “Tax Lien File” means any file containing some or all of the following documents: Tax Certificate, Delinquent Tax Sales Receipt, and Temporary Tax Receipt for Delinquent Tax Sale, Request for Proposal to Bid, Wire Request Form, Bankruptcy Letter, and/or State Penalty Information.   The Tax Lien File, maintained and furnished to us by the Company, was represented by the Company to be either the original Tax Lien File and/or a copy of the original Tax Lien File.

I.   The Initial Data File and the Selected Tax Liens

On June 17, 2015, Guggenheim Securities, LLC, on behalf of the Company, provided us with an electronic data file containing certain information related to 40,652 original tax liens and subsequent tax liens purchased by the Company (collectively, the “Tax Liens”) as of May 31, 2015  (the “Initial Data File”).  We were instructed by the Company to randomly select a sample of 180 Tax Liens from the Initial Data File (the “Selected Tax Liens”).  A listing of the Selected Tax Liens is attached hereto as Exhibit B.

For each of the Selected Tax Liens, we compared the attributes listed below to the corresponding information appearing on or derived from a copy of the applicable Tax Lien File document(s). The Company indicated that the absence of any of the Tax Lien File documents noted below (the “Tax Lien File Documents”) or the inability to agree the indicated information from the Initial Data File to the Tax Lien File Documents for each of the attributes identified constituted an exception. The Tax Lien File Documents are listed in the order of priority until such attribute was compared.

Attribute	Tax Lien File Document(s)
Purchase Date
Tax Certificate, Delinquent Tax Sales Receipt, and Temporary Tax Receipt for Delinquent Tax Sale (for Selected Tax Liens in South Carolina), Request for Proposal to Bid (for Selected Tax Liens in Connecticut), Wire Request Form (for Selected Tax Liens in Tennessee)

Tax Year	Tax Certificate, Delinquent Tax Sales Receipt and Temporary Tax Receipt for Delinquent Tax Sale (for Tax Liens in South Carolina)
Rank	Tax Certificate
Bankruptcy (if applicable)	Bankruptcy Letter (if applicable)
Address	Respective County Assessors’ Websites listed in Exhibit A
County	Respective County Assessors’ Websites listed in Exhibit A
State	Respective County Assessors’ Websites listed in Exhibit A
Property Type	Respective County Assessors’ Websites listed in Exhibit A
Current Interest Rate	Respective County Assessors’ Websites listed in Exhibit A
Current Penalty Rate	State Penalty Information
Tax Amount	Tax Certificate
Overbid Amount	Tax Certificate
Reimbursable Fees	Tax Certificate
Market Value	Respective County Assessors’ Websites listed in Exhibit A
Assessed Value	Respective County Assessors’ Websites listed in Exhibit A
Recomputed Interest Amount	Tax Certificate, Respective County Assessors’ Websites listed in Exhibit A
Recomputed Penalty Amount	State Penalty Information, Tax Certificate
Recomputed Redemptive Value	Tax Certificate, State Penalty Information
Recomputed Combined Redemptive Value	Tax Certificate, State Penalty Information
Recomputed Combined OLTV	Tax Certificate, respective County Assessors’ Websites listed in Exhibit A
For purposes of comparing Purchase Date for Selected Tax Liens in Florida, we were instructed by the Company to consider the Purchase Date to be in agreement if the Purchase Date on the Initial Data File and the Purchase Date on the Tax Certificate was within 14 days.

For purposes of comparing Rank for Selected Tax Liens indicated as a sub-lien (i.e., the “Rank” field in the Initial Data File contained a value of “S”), we were instructed by the Company to compare the parcel property information in the Initial Data File for such Selected Tax Lien to the parcel property information in the Tax Certificate for the corresponding Selected Tax Lien that was indicated as the original lien (i.e., the “Rank” field in the Initial Data File contained a value of “O”).

For purposes of comparing Assessed Value for Selected Tax Liens #88, #89, #96, #105, #111, #112, #116, #117, #121, #122, #127, #128, #130, and #132, we were informed by the Company that the Assessed Values were not available as of May 31, 2015.  As such, the Assessed Values were deemed to be zero.  These were not considered exceptions.

For purposes of comparing Assessed Value for Selected Tax Liens in Tennessee, we were instructed by the Company to use the “Total Appraisal Value” field found in the County Assessors’ Website.

For purposes of comparing Interest Amount, we were instructed by the Company to recompute the Interest Amount (the “Recomputed Interest Amount”) as follows:  (A) for all Selected Tax Liens, except for Selected Tax Liens in New Jersey, multiply (i) Tax Amount by (ii) Current Interest Rate divided by (iii) the product of 12 and the number of months between Purchase Date and May 31, 2015 or (B) for Selected Tax Liens in New Jersey, multiply (i) Tax Amount by (ii) Current Interest Rate divided by (iii) the product of 360 and the number of days between Purchase Date and May 31, 2015. We compared the Recomputed Interest Amount to the “Interest Amount” field in the Initial Data File.

For purposes of comparing Penalty Amount, we were instructed by the Company to recompute the Penalty Amount (the “Recomputed Penalty Amount”) by multiplying the Current Penalty Rate per the State Penalty Information by the Tax Amount per the Tax Certificate.  We compared the Recomputed Penalty Amount to the “Penalty Amount” field in the Initial Data File.

For purposes of comparing Redemptive Value, we were instructed by the Company to recompute the Redemptive Value (the “Recomputed Redemptive Value”) by adding the Tax Amount, Overbid Amount, and Reimbursable Fees per the Tax Certificate, and the Recomputed Interest Amount to the Recomputed Penalty Amount.  We compared the Recomputed Redemptive Value to the “Redemptive Value” field in the Initial Data File.

For purposes of comparing Combined Redemptive Value, we were instructed by the Company to recompute the Combined Redemptive Value (the “Recomputed Combined Redemptive Value”) by adding the Recomputed Redemptive Value for the original tax liens and the Recomputed Redemptive Value for each of the subsequent tax liens affiliated with the original tax liens.  We compared the Recomputed Combined Redemptive Value to the “Combined Redemptive Value” field in the Initial Data File.

For purposes of comparing Combined OLTV, we were instructed by the Company to recompute the Combined OLTV (the “Recomputed Combined OLTV”) by dividing the Recomputed Combined Redemptive Value by the Market Value per printouts from the Cook County Assessor’s website provided by the Company or respective County Assessors’ Websites.  We compared the Recomputed Combined OLTV to the “Combined OLTV” field in the Initial Data File.

The information regarding the Selected Tax Liens was found to be in agreement with the respective information on the Tax Lien File Documents, except as noted in Exhibit C attached hereto.

We were not engaged to, and did not, conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the Initial Data File. Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, assumptions, and information indicated in the Initial Data File or provided by the Company, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Selected Tax Liens or as to the conformity of their respective characteristics with those assumed for purposes of the comparisons and recomputations described herein, (ii) the reliability or accuracy of the Tax Lien File Documents, or data and documents furnished to us by the Company which were used in our procedures, or (iii) the enforceability of an contractual provision in the Tax Lien File Documents.

The procedures performed were not intended to address, nor did they address:  (i) the conformity of the origination of the Selected Tax Liens to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Selected Tax Liens being securitized, (iii) the compliance of the originator of the Selected Tax Liens with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Selected Tax Liens that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.  The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Company.  It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report but who may have access to this report as required by law or regulation.

/s/ KPMG LLP
June 18, 2015
THE FOLLOWING PAGES CONSTITUTE EXHIBIT A.
Exhibit A Listing of Assessor's Websites
Arizona
Pima County	http://www.asr.pima.gov/links/frm_AdvancedSearch_v2.aspx?
Graham County	http://www.graham.az.gov/county-assessor-2/

Illinois
Cook County	http://www.cookcountyassessor.com/newsearch.aspx

South Carolina
Barnwell County	http://www.qpublic.net/sc/barnwell/search.html
Berkeley	http://server1.berkeleycountysc.gov/EGSBKLY/RPSearch.do
Clarendon	http://www.qpublic.net/sc/clarendon/search.html
Colleton	http://sc.colletoncounty.org/gis/cgi-bin/process-parcel-id/
Edgefield	http://www.edgefieldcountysc.com/search.aspx
Hampton	http://www.hamptoncountysc.org/index.aspx?nid=16
Horry County	http://www.horrycounty.org/OnlineServices/LandRecords
Richland	http://www.richlandonline.com/OnlineServices/PropertyValueTaxEstimate.aspx

New York
Nassau	https://lrv.nassaucountyny.gov/

Connecticut
Bridgeport City	http://gis.vgsi.com/bridgeportct/

New Jersey
Neptune Township	http://oprs.co.monmouth.nj.us/oprs/index.aspx

Florida
Brevard	https://www.bcpao.us/asp/disclaimer.asp
Broward	http://www.bcpa.net/recmenu.asp
Charlotte	https://www.charlotte.county-taxes.com/public
Clay	http://fl-clay-taxcollector.governmax.com/collectmax/collect30.asp?sid=CC53FB0E9E3A4472BA780BB9013C3523
Dade	http://www.qpublic.net/ga/dade/
Duval	http://apps.coj.net/pao_propertySearch/Basic/Search.aspx
Exhibit A Listing of Assessor's Websites (cont’d)
Escambia	http://www.escambiataxcollector.com/
Hillsborough	http://www.hcpafl.org/
Marion	http://www.pa.marion.fl.us/
Orange	http://tax.ocgov.com/tcweb/search_page.asp
Palm Beach	http://www.co.palm-beach.fl.us/papa/
Pasco	http://appraiser.pascogov.com/
Pinellas	https://www.pinellas.county-taxes.com/public
Polk	http://www.qpublic.net/ga/polk/
Sarasota County	http://www.sc-pa.com/testsearch/
St Lucie	https://www.paslc.org/main/index.html#/helpWeb
Volusia	http://www.volusia.org/services/financial-and-administrative-services/revenue-services/property-tax-collection/

Tennessee
Davidson	http://www.padctn.org/

THE FOLLOWING PAGES CONSTITUTE EXHIBIT B.

Selected Tax Lien #	Certificate ID #	Selected Tax Lien #	Certificate ID #	Selected Tax Lien #	Certificate ID #
1	1164506	41	1304191	81	1292530
2	1004747	42	1164155	82	1292545
3	1083736	43	1278640	83	1289639
4	1280420	44	1159485	84	1190557
5	1300573	45	1217353	85	1299099
6	1058294	46	1164154	86	1026095
7	1056159	47	1304190	87	1190556
8	1152802	48	1182685	88	1363221
9	1140091	49	1182684	89	1365718
10	1152737	50	1303874	90	1132485
11	1140026	51	1303875	91	1309154
12	1237473	52	1285917	92	1309155
13	1238592	53	1285916	93	1197034
14	1113712	54	1273033	94	1376365
15	1114079	55	1272939	95	1377347
16	1191494	56	1293161	96	1373029
17	1189720	57	1293162	97	1205637
18	1058149	58	1111392	98	1188640
19	1056009	59	1196399	99	1296965
20	1056312	60	1293383	100	1188641
21	1058441	61	1115033	101	1078133
22	1159309	62	1167845	102	1193379
23	1160935	63	1286055	103	1193378
24	1163063	64	1173571	104	1106893
25	1163047	65	1108493	105	1364201
26	1278642	66	1154174	106	1033524
27	1163275	67	1241579	107	1301318
28	1164161	68	1072039	108	1188234
29	1161114	69	1154111	109	1188235
30	1217356	70	1004388	110	1201809
31	1182688	71	1173608	111	1366702
32	1278388	72	1094813	112	1372013
33	1304195	73	1292559	113	1193988
34	1164160	74	1289364	114	1209411
35	1304194	75	1292523	115	1381040
36	1217786	76	1292535	116	1358930
37	1182689	77	1291020	117	1369759
38	1159488	78	1292549	118	1193280
39	1278386	79	1291024	119	1106658
40	1217784	80	1393675	120	1193281
121	1363250	141	1399426	161	1397353
122	1370828	142	1396010	162	1397130
123	1026666	143	1404762	163	1398103
124	1190640	144	1402920	164	1396056
125	1190641	145	1399683	165	1395782
126	1299121	146	1394523	166	1394657
127	1370583	147	1403989	167	1230116
128	1367694	148	1395508	168	1401378
129	1376580	149	1398379	169	1394849
130	1370591	150	1404102	170	1396226
131	1194786	151	1396630	171	1400100
132	1366385	152	1403576	172	1403810
133	1398172	153	1236074	173	1401394
134	1060523	154	1399956	174	1402601
135	1398317	155	1397822	175	1394714
136	1397683	156	1403106	176	1404332
137	1396211	157	1394120	177	1401930
138	1394345	158	1400388	178	1403637
139	1394716	159	1395542	179	1227686
140	1394149	160	1396926	180	1396296

THE FOLLOWING PAGES CONSTITUTE EXHIBIT C.
Selected Tax Lien #	Certificate Id #	Attribute	Per Initial Data File	Per Tax Lien File Document(s)
16	1191494	Purchase Date	4/30/2014	5/01/2014
17	1189720	Purchase Date	4/30/2014	5/01/2014
24	1163063	Purchase Date	10/2/2013	9/27/2013
25	1163047	Purchase Date	10/2/2013	9/27/2013
27	1163275	Purchase Date	10/10/2013	9/27/2013
59	1196399	Purchase Date	5/26/14	5/30/2014
76	1292535	Purchase Date	12/1/2014	4/17/015
78	1292549	Purchase Date	12/1/2014	2/16/2014
80	1393675	Purchase Date	12/02/2014	12/3/2014
82	1292545	Purchase Date	12/01/2014	4/17/2015
124	1190640	Purchase Date	04/25/2014	4/28/2014
125	1190641	Purchase Date	04/25/2014	4/28/2014
17	1189720	Tax Year	2013	2012
58	1111392	Tax Year	2012	2011
65	1108493	Tax Year	2011	2012
80	1393675	Tax Year	2013	Information not available
74	1289364	Tax Amount	$3,500.00	$3,426.61
83	1289639	Tax Amount	$8,751.00	$9,535.89
153	1236074	Tax Amount	$3,441.00	$3,245.88
74	1289364	Overbid Amount	$91,500.00	$91,573.39
83	1289639	Overbid Amount	$66,248.56	$65,464.11
153	1236074	Recomputed Interest Amount	$324.59	$389.51
167	1230116	Recomputed Interest Amount	$595.66	$557.09
153	1236074	Recomputed Penalty Amount	$162.29	$194.75
167	1230116	Recomputed Penalty Amount	$297.83	$278.55
133	1398172	Recomputed Combined OLTV	1.29%	1.20%
134	1060523	Recomputed Combined OLTV	1.37%	1.32%
135	1398317	Recomputed Combined OLTV	1.29%	1.20%
136	1397683	Recomputed Combined OLTV	1.29%	1.20%
137	1396211	Recomputed Combined OLTV	1.29%	1.20%
138	1394345	Recomputed Combined OLTV	1.29%	1.20%
139	1394716	Recomputed Combined OLTV	1.29%	1.20%
140	1394149	Recomputed Combined OLTV	2.06%	1.91%
141	1399426	Recomputed Combined OLTV	1.29%	1.20%
142	1396010	Recomputed Combined OLTV	1.29%	1.20%
143	1404762	Recomputed Combined OLTV	1.12%	1.04%
144	1402920	Recomputed Combined OLTV	1.29%	1.20%
145	1399683	Recomputed Combined OLTV	1.29%	1.20%
146	1394523	Recomputed Combined OLTV	1.12%	1.04%
147	1403989	Recomputed Combined OLTV	0.76%	0.71%
148	1395508	Recomputed Combined OLTV	1.12%	1.04%
149	1398379	Recomputed Combined OLTV	1.29%	1.20%
150	1404102	Recomputed Combined OLTV	1.12%	1.04%
151	1396630	Recomputed Combined OLTV	1.12%	1.04%
152	1403576	Recomputed Combined OLTV	1.29%	1.20%
154	1399956	Recomputed Combined OLTV	1.12%	1.04%
155	1397822	Recomputed Combined OLTV	1.29%	1.20%
156	1403106	Recomputed Combined OLTV	1.29%	1.20%
157	1394120	Recomputed Combined OLTV	1.58%	1.47%
158	1400388	Recomputed Combined OLTV	1.12%	1.04%
159	1395542	Recomputed Combined OLTV	1.12%	1.04%
160	1396926	Recomputed Combined OLTV	1.29%	1.20%
161	1397353	Recomputed Combined OLTV	0.27%	0.25%
162	1397130	Recomputed Combined OLTV	1.29%	1.20%
163	1398103	Recomputed Combined OLTV	1.29%	1.20%
164	1396056	Recomputed Combined OLTV	1.12%	1.04%
165	1395782	Recomputed Combined OLTV	1.29%	1.20%
166	1394657	Recomputed Combined OLTV	1.29%	1.20%
168	1401378	Recomputed Combined OLTV	1.12%	1.04%
169	1394849	Recomputed Combined OLTV	1.12%	1.04%
170	1396226	Recomputed Combined OLTV	1.12%	1.04%
171	1400100	Recomputed Combined OLTV	1.29%	1.20%
172	1403810	Recomputed Combined OLTV	1.29%	1.20%
173	1401394	Recomputed Combined OLTV	0.92%	0.86%
174	1402601	Recomputed Combined OLTV	1.29%	1.20%
175	1394714	Recomputed Combined OLTV	1.29%	1.20%
176	1404332	Recomputed Combined OLTV	1.12%	1.04%
177	1401930	Recomputed Combined OLTV	0.91%	0.85%
178	1403637	Recomputed Combined OLTV	1.29%	1.20%
179	1227686	Recomputed Combined OLTV	1.49%	1.40%
180	1396296	Recomputed Combined OLTV	1.29%	1.20%
101	1078133	Market Value	$97,333.00	$95,119.00
134	1060523	Market Value/Assessed Value	$118,300.00	$113,000.00
156	1403106	Market Value/Assessed Value	$123,500.00	Information not available